Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information, Profit (Loss) [Abstract]
Schedule Of Segment Reporting Information, By Segment
The following table presents information about the reported revenues and specified items reflected in net income attributable to Ameren Corporation from continuing operations for the years ended December 31, 2012, 2011, and 2010, and total assets as of December 31, 2012, 2011, and 2010.
Ameren

	Ameren Missouri	Ameren Illinois	Other		Intersegment Eliminations	Consolidated
2012
External revenues	$3,252	$2,524	$5		$—	$5,781
Intersegment revenues	20	1	3		(24)	—
Depreciation and amortization	440	221	6		—	667
Interest and dividend income	32	—	—		—	32
Interest charges	223	129	39		—	391
Income taxes (benefit)	252	94	(37)		—	309
Net income (loss) attributable to Ameren Corporation from continuing operations	416	141	(39)		—	518
Capital expenditures	595	442	26		—	1,063
Total assets	13,043	7,282	1,228		(934)	20,619	(a)
2011
External revenues	$3,360	$2,784	$83		$—	$6,227
Intersegment revenues	23	3	3		(29)	—
Depreciation and amortization	408	215	23		—	646
Interest and dividend income	30	1	—		—	31
Interest charges	209	136	42		—	387
Income taxes (benefit)	161	127	(43)		—	245
Net income (loss) attributable to Ameren Corporation from continuing operations	287	193	(62)		—	418
Capital expenditures	550	351	(20)	(b)	—	881
Total assets	12,757	7,213	1,211		(1,176)	20,005	(a)
2010
External revenues	$3,180	$3,012	$77		$—	$6,269
Intersegment revenues	17	2	—		(19)	—
Depreciation and amortization	382	210	35		—	627
Interest and dividend income	31	1	—		—	32
Interest charges	213	143	59		—	415
Income taxes (benefit)	199	137	(62)		—	274
Net income (loss) attributable to Ameren Corporation from continuing operations	364	208	(89)		—	483
Capital expenditures	624	281	36		—	941
Total assets	12,504	7,406	1,354		(1,541)	19,723	(a)

(a)	Excludes "Current assets for discontinued operations." See Note 16 - Divestiture Transactions and Discontinued Operations for additional information.

(b)	Includes the elimination of intercompany transfers.